Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Without Sales Load [Member] | C000148680
Average Annual Return [Line Items]
Average Annual Return, Percent	1.33%	3.36%	1.94%	1.51%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.78%)	1.66%	1.17%	2.10%
Bloomberg Municipal Bond: 1 Year (1-2) Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	3.48%	1.51%	1.36%